Short-term loans (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-term loans
Restricted short-term deposits	$ 57,243	$ 47,741
Loans Payable
Short-term loans
Aggregate principle amount	52,000
Maximum borrowing facility	85,000
Restricted short-term deposits	$ 57,000
Debt instrument, maturity date, description	These loans were all with a maturity of less than one year
Loans Payable | Minimum
Short-term loans
Interest rate (as a percent)	1.91%
Loans Payable | Maximum
Short-term loans
Interest rate (as a percent)	3.00%